Document and Entity Information	0 Months Ended
Dec. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2014
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Dec. 30, 2014
Document Effective Date	Dec. 30, 2014
Prospectus Date	Dec. 31, 2014
Brandes Global Opportunities Value Fund | Class A
Risk/Return:
Trading Symbol	BGOAX
Brandes Global Opportunities Value Fund | Class C
Risk/Return:
Trading Symbol	BGOCX
Brandes Global Opportunities Value Fund | Class I
Risk/Return:
Trading Symbol	BGOIX
Brandes Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	BGIAX
Brandes Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	BGICX
Brandes Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	BGIIX